Investment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Jun. 30, 2012	Oct. 01, 2012	Jun. 30, 2014
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Fair market value of ownership interest	$ 12,827
Impairment of cost method investment	2,248
US Carrier [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Fair market value of ownership interest	$ 15,075
Acquisition date		Oct. 01, 2012	Oct. 01, 2012
Acquisition agreement date			Aug. 15, 2012
US Carrier [Member] | Common Class A [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, percentage of voting interests acquired	55.00%
US Carrier [Member] | Common Class B [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, percentage of voting interests acquired	34.00%